Investment Risks	Apr. 30, 2025
MUSQ Global Music Industry Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
MUSQ Global Music Industry Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
MUSQ Global Music Industry Index ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
MUSQ Global Music Industry Index ETF | Common Stock Risk [Member]
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Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

MUSQ Global Music Industry Index ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

MUSQ Global Music Industry Index ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

MUSQ Global Music Industry Index ETF | Depositary Receipt Risk [Member]
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Depositary Receipt Risk. Depositary receipts such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are subject to the risks associated with investing directly in foreign securities. In addition, investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

MUSQ Global Music Industry Index ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

MUSQ Global Music Industry Index ETF | Emerging Markets Securities Risk [Member]
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Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

MUSQ Global Music Industry Index ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

MUSQ Global Music Industry Index ETF | Geographic Investment Risk [Member]
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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

MUSQ Global Music Industry Index ETF | IPO Risk [Member]
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IPO Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs.

MUSQ Global Music Industry Index ETF | Index Tracking Risk [Member]
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Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

MUSQ Global Music Industry Index ETF | Industry Concentration Risk [Member]
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Industry Concentration Risk.  Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. The list below is not a comprehensive list of the industries to which the Fund may have exposure over time and should not be relied on as such. As of August 1, 2025, the Fund was concentrated in the Entertainment Production Industry.

Entertainment Production Industry Risk. The Entertainment Production Industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the Entertainment Production Industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the Entertainment Production Industry.

MUSQ Global Music Industry Index ETF | Index Provider Risk [Member]
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Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Index Provider and its agents do not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and do not guarantee that the Index will be calculated in accordance with its stated methodology. The Adviser’s mandate as described in this prospectus is to manage the Fund consistently with the Index provided by the Index Provider. The Adviser relies upon the Index provider and its agents to accurately compile, maintain, construct, reconstitute, rebalance, compose, calculate and disseminate the Index accurately. Therefore, losses or costs associated with any Index Provider or agent errors generally will be borne by the Fund and its shareholders. To correct any such error, the Index Provider or its agents may carry out an unscheduled rebalance of the Index or other modification of Index constituents or weightings. When the Fund in turn rebalances its portfolio, any transaction costs and market exposure arising from such portfolio rebalancing will be borne by the Fund and its shareholders. Unscheduled rebalances also expose the Fund to additional tracking error risk. Errors in respect of the quality, accuracy and completeness of the data used to compile the Index may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, particularly where the Index is less commonly used as a benchmark by funds or advisors. For example, during a period where the Index contains incorrect constituents, the Fund tracking the Index would have market exposure to such constituents and would be underexposed to the Index’s other constituents. Such errors may negatively impact the Fund and its shareholders. The Index Provider and its agents rely on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund nor the Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers. Unusual market conditions or issuer-specific events may cause the Index Provider to postpone a scheduled rebalance, exclude or substitute a security in the Index or undertake other measures which could cause the Index to vary from its normal or expected composition. The postponement of a scheduled rebalance in a time of market volatility could mean that constituents that would otherwise be removed at rebalance due to changes in market capitalizations, issuer credit ratings, or other reasons may remain, causing the performance and constituents of the Index to vary from those expected under normal conditions. Apart from scheduled rebalances, the Index Provider or its agents may carry out additional ad hoc rebalances to the Index due to unusual market conditions or in order, for example, to correct an error in the selection of index constituents.

MUSQ Global Music Industry Index ETF | International Closed Market Trading Risk [Member]
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International Closed Market Trading Risk. Because securities held by the Fund trade on non-U.S. exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of an underlying security and the last quoted price for the underlying security (i.e., the Fund’s quote from the closed foreign market) used for purposes of calculating the Fund's net asset value, resulting in premiums or discounts to the Fund’s net asset value that may be greater than those experienced by other exchange-traded funds. In addition, shareholders may not be able to purchase and sell shares of the Fund on the listing exchange for the Fund, on days when the net asset value of the Fund could be significantly affected by events in the relevant foreign markets.

MUSQ Global Music Industry Index ETF | Issuer-Specific Risk [Member]
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Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

MUSQ Global Music Industry Index ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies or the market as a whole. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

MUSQ Global Music Industry Index ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
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Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV, possibly face delisting, and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

MUSQ Global Music Industry Index ETF | Market Risk [Member]
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Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

MUSQ Global Music Industry Index ETF | Methodology Risk [Member]
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Methodology Risk. The Fund seeks to track the performance of stocks of companies selected using a methodology developed by the Index Provider. No assurance can be given that companies selected according to the methodology will outperform stocks of other companies. Moreover, there is no guarantee that the methodology will generate or produce the intended results.

MUSQ Global Music Industry Index ETF | Music Royalty Trust Risk [Member]
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Music Royalty Trust Risk. Royalty trusts are special purpose vehicles organized as investment trusts created to make investments in music royalties. A music royalty trust generally acquires an interest in music royalties and/or music royalty companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust’s underlying asset could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying investment, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts.

MUSQ Global Music Industry Index ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

MUSQ Global Music Industry Index ETF | Operational Risk [Member]
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Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

MUSQ Global Music Industry Index ETF | Passive Investment Risk [Member]
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Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry, or sector unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

MUSQ Global Music Industry Index ETF | Sector Focus Risk [Member]
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Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such. As August 1, 2025, a significant portion of the Fund consisted of companies in the Consumer Cyclicals Sector and Technology Sector.

Consumer Cyclicals Sector Risk. The Consumer Cyclicals Sector consists of a number of sub-sectors, including the consumer discretionary, leisure, real estate development and management, department store and specialty retail sub-sectors. The success of consumer cyclical companies is tied closely to the performance of domestic and international economies, exchange rates, interest rates, competition, consumer confidence, changes in demographics and preferences. Companies in the Consumer Cyclicals Sector depend heavily on disposable household income and consumer spending and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

MUSQ Global Music Industry Index ETF | Small- and Mid-Capitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

MUSQ Global Music Industry Index ETF | Thematic Investing Risk [Member]
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Thematic Investing Risk. The Fund relies on the Index Provider for the identification of securities for inclusion in the Index that reflect the themes of the Fund, and the Fund’s performance may suffer if such securities are not correctly identified or if a theme develops in an unexpected manner. Performance may also suffer if the investments included in the Index do not benefit from the development of such themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme exposures intended.

MUSQ Global Music Industry Index ETF | Trading Risk [Member]
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Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

ROBO Global(R) Robotics and Automation Index ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
ROBO Global(R) Robotics and Automation Index ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
ROBO Global(R) Robotics and Automation Index ETF | China A-Shares Investment Risk [Member]
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China A-Shares Investment Risk.  The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Fund may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Fund’s investments in A-shares may become subject to frequent and widespread trading halts.

In addition, Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days. The Fund may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, the Fund will not be able to trade any A-shares. The Fund may be subject to the risk of price fluctuations in A-shares on such days. The Fund is also subject to the risk that it will not be able to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not.

ROBO Global(R) Robotics and Automation Index ETF | Common Stock Risk [Member]
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Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

ROBO Global(R) Robotics and Automation Index ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

ROBO Global(R) Robotics and Automation Index ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

ROBO Global(R) Robotics and Automation Index ETF | Depositary Receipt Risk [Member]
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Depositary Receipt Risk. Depositary receipts are subject to the risks associated with investing directly in foreign securities. In addition, investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

ROBO Global(R) Robotics and Automation Index ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

ROBO Global(R) Robotics and Automation Index ETF | Emerging Markets Securities Risk [Member]
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Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

ROBO Global(R) Robotics and Automation Index ETF | ESG Considerations Risk [Member]
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ESG Considerations Risk. A company may be excluded from the Index based on ESG criteria established by the Index Provider, which carries the risk that the Fund may forgo opportunities to buy certain companies when it might otherwise be advantageous to do so and may sell companies for ESG reasons when it might be otherwise disadvantageous to do so. The Index Provider’s use of ESG criteria in constructing the Index may adversely affect the Fund’s performance, as compared to funds that do not apply ESG criteria, or that apply different ESG criteria. The relevance of ESG considerations may vary across issuers, asset classes, industries, and sectors. A company’s ESG characteristics or practices, or the Index Provider’s assessment of such characteristics or practices, may shift into and out of favor depending on market, economic, or other conditions and factors, and may change over time. ESG is not a uniformly defined characteristic and applying ESG criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative ESG characteristics of a company. The Index Provider’s ESG assessment of a company may differ from that of other funds or investors. ESG ratings and assessments of issuers can vary across third party data providers, and ESG data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of ESG investing in the U.S. and abroad is evolving. The impact of future regulatory change is currently unknown and could affect the construction of the Index.

ROBO Global(R) Robotics and Automation Index ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

ROBO Global(R) Robotics and Automation Index ETF | Geographic Investment Risk [Member]
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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

ROBO Global(R) Robotics and Automation Index ETF | Illiquid Investments Risk [Member]
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Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

ROBO Global(R) Robotics and Automation Index ETF | Index Tracking Risk [Member]
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Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

ROBO Global(R) Robotics and Automation Index ETF | Industry Concentration Risk [Member]
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Industry Concentration Risk.  Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. The list below is not a comprehensive list of the industries to which the Fund may have exposure over time and should not be relied on as such. As of August 1, 2025, the Fund was concentrated in the Industrial Machinery and Equipment Industry.

Industrial Machinery & Equipment Industry Risk. The Industrial Machinery & Equipment Industry can be significantly affected by general economic trends, including employment, economic growth, and interest rates; changes in consumer sentiment and spending; overall capital spending levels, which are influenced by an individual company’s profitability and broader factors such as interest rates and foreign competition; commodity prices; technical obsolescence; labor relations legislation; government regulation and spending; import controls; and worldwide competition. Companies in this industry also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.

ROBO Global(R) Robotics and Automation Index ETF | Issuer-Specific Risk [Member]
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Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

ROBO Global(R) Robotics and Automation Index ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies or the market as a whole. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

ROBO Global(R) Robotics and Automation Index ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
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Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV, possibly face delisting, and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ROBO Global(R) Robotics and Automation Index ETF | Management Risk [Member]
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Risk [Text Block]

Management Risk. Because the Fund may not fully replicate the Index, may hold fewer than the total number of securities in the Index, and may hold securities not included in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

ROBO Global(R) Robotics and Automation Index ETF | Market Risk [Member]
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Risk [Text Block]

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

ROBO Global(R) Robotics and Automation Index ETF | Micro-Capitalization Company Risk [Member]
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Micro-Capitalization Company Risk. The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

ROBO Global(R) Robotics and Automation Index ETF | Operational Risk [Member]
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Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

ROBO Global(R) Robotics and Automation Index ETF | Passive Investment Risk [Member]
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Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

ROBO Global(R) Robotics and Automation Index ETF | Preferred Securities Risk [Member]
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Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

ROBO Global(R) Robotics and Automation Index ETF | Robotics and Automation Companies Risk [Member]
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Robotics and Automation Companies Risk. The Fund invests primarily in the equity securities of Robotics and Automation Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Securities of Robotics and Automation Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and Automation Companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

ROBO Global(R) Robotics and Automation Index ETF | Sector Focus Risk [Member]
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Sector Focus Risk.  The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.  While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such. As of August 1, 2025, a significant portion of the Fund consisted of companies in the Industrials Sector and Technology Sector.

Industrials Sector Risk. Stock prices for industrials companies are affected by supply and demand both for their specific product or service and for industrials sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

ROBO Global(R) Robotics and Automation Index ETF | Small- and Mid-Capitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk.  The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

ROBO Global(R) Robotics and Automation Index ETF | Trading Risk [Member]
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Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

ROBO Global(R) Healthcare Technology and Innovation ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
ROBO Global(R) Healthcare Technology and Innovation ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
ROBO Global(R) Healthcare Technology and Innovation ETF | China A-Shares Investment Risk [Member]
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China A-Shares Investment Risk.  The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Fund may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Fund’s investments in A-shares may become subject to frequent and widespread trading halts.

In addition, Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days. The Fund may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, the Fund will not be able to trade any A-shares. The Fund may be subject to the risk of price fluctuations in A-shares on such days. The Fund is also subject to the risk that it will not be able to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not.

ROBO Global(R) Healthcare Technology and Innovation ETF | Common Stock Risk [Member]
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Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

ROBO Global(R) Healthcare Technology and Innovation ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

ROBO Global(R) Healthcare Technology and Innovation ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

ROBO Global(R) Healthcare Technology and Innovation ETF | Depositary Receipt Risk [Member]
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Depositary Receipt Risk. Depositary receipts are subject to the risks associated with investing directly in foreign securities. In addition, investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

ROBO Global(R) Healthcare Technology and Innovation ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

ROBO Global(R) Healthcare Technology and Innovation ETF | Emerging Markets Securities Risk [Member]
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Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

ROBO Global(R) Healthcare Technology and Innovation ETF | ESG Considerations Risk [Member]
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ESG Considerations Risk. A company may be excluded from the Index based on ESG criteria established by the Index Provider, which carries the risk that the Fund may forgo opportunities to buy certain companies when it might otherwise be advantageous to do so and may sell companies for ESG reasons when it might be otherwise disadvantageous to do so. The Index Provider’s use of ESG criteria in constructing the Index may adversely affect the Fund’s performance, as compared to funds that do not apply ESG criteria, or that apply different ESG criteria. The relevance of ESG considerations may vary across issuers, asset classes, industries, and sectors. A company’s ESG characteristics or practices, or the Index Provider’s assessment of such characteristics or practices, may shift into and out of favor depending on market, economic, or other conditions and factors, and may change over time. ESG is not a uniformly defined characteristic and applying ESG criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative ESG characteristics of a company. The Index Provider’s ESG assessment of a company may differ from that of other funds or investors. ESG ratings and assessments of issuers can vary across third party data providers, and ESG data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of ESG investing in the U.S. and abroad is evolving. The impact of future regulatory change is currently unknown and could affect the construction of the Index.

ROBO Global(R) Healthcare Technology and Innovation ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

ROBO Global(R) Healthcare Technology and Innovation ETF | Geographic Investment Risk [Member]
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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

ROBO Global(R) Healthcare Technology and Innovation ETF | Healthcare Technology Companies Risk [Member]
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Healthcare Technology Companies Risk. The Fund invests primarily in the equity securities of Healthcare Technology Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Healthcare Technology Companies may have limited product lines, markets, financial resources or personnel. Securities of Healthcare Technology Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Healthcare Technology Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Healthcare Technology Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

ROBO Global(R) Healthcare Technology and Innovation ETF | Illiquid Investments Risk [Member]
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Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

ROBO Global(R) Healthcare Technology and Innovation ETF | Index Tracking Risk [Member]
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Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

ROBO Global(R) Healthcare Technology and Innovation ETF | Industry Concentration Risk [Member]
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Risk [Text Block]

Industry Concentration Risk.  Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. The list below is not a comprehensive list of the industries to which the Fund may have exposure over time and should not be relied on as such. As of August 1, 2025, the Fund was concentrated in the Medical Equipment, Supplies & Distribution Group and the Advanced Medical Equipment & Technology Industry Group.

Medical Equipment, Supplies & Distribution Group Risk. Many medical equipment and supplies companies are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of these companies. Such companies may be subject to extensive litigation based on product liability and similar claims as well as competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. The profitability of some medical equipment and supplies companies may be dependent on a relatively limited number of products. A product, however promising, might not gain widespread market acceptance, leading to underutilization and missed revenue opportunities. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the medical equipment and supplies industry are subject to regulatory approvals, and the process of obtaining such approvals can be long and costly. Medical equipment, supplies and distribution companies are exposed to supply chain risks, exposing companies to single source dependencies, logistical challenges, geopolitical and economic shifts, trade policies, and disruptions like natural disasters or pandemics that can impact production and delivery.

Advanced Medical Equipment & Technology Industry Group Risk. Advanced medical equipment and technology companies are affected by rising costs of medical products, devices and services and the increased emphasis on the delivery of health care through outpatient services. Competition among health care equipment and services companies is high and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment and services may be subject to extensive litigation based on malpractice claims, product liability claims or other litigation. Medical equipment manufacturers are heavily dependent on patent protection and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (the “FDA”). The process of obtaining FDA approval is often long and expensive.

ROBO Global(R) Healthcare Technology and Innovation ETF | Issuer-Specific Risk [Member]
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Risk [Text Block]

Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

ROBO Global(R) Healthcare Technology and Innovation ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies or the market as a whole. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

ROBO Global(R) Healthcare Technology and Innovation ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
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Risk [Text Block]

Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV, possibly face delisting, and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ROBO Global(R) Healthcare Technology and Innovation ETF | Management Risk [Member]
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Risk [Text Block]

Management Risk. Because the Fund may not fully replicate the Index, may hold fewer than the total number of securities in the Index, and may hold securities not included in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

ROBO Global(R) Healthcare Technology and Innovation ETF | Market Risk [Member]
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Risk [Text Block]

Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

ROBO Global(R) Healthcare Technology and Innovation ETF | Micro-Capitalization Company Risk [Member]
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Risk [Text Block]

Micro-Capitalization Company Risk. The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

ROBO Global(R) Healthcare Technology and Innovation ETF | Operational Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

ROBO Global(R) Healthcare Technology and Innovation ETF | Passive Investment Risk [Member]
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Risk [Text Block]

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

ROBO Global(R) Healthcare Technology and Innovation ETF | Preferred Securities Risk [Member]
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Risk [Text Block]

Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

ROBO Global(R) Healthcare Technology and Innovation ETF | Sector Focus Risk [Member]
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Risk [Text Block]

Sector Focus Risk.  The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.  While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such. As of August 1, 2025, a significant portion of the Fund consisted of companies in the Healthcare Sector.

Healthcare Sector Risk. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

ROBO Global(R) Healthcare Technology and Innovation ETF | Small- and Mid-Capitalization Company Risk [Member]
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Risk [Text Block]

Small- and Mid-Capitalization Company Risk.  The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

ROBO Global(R) Healthcare Technology and Innovation ETF | Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.

ROBO Global(R) Artificial Intelligence ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
ROBO Global(R) Artificial Intelligence ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.
ROBO Global(R) Artificial Intelligence ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
ROBO Global(R) Artificial Intelligence ETF | China A-Shares Investment Risk [Member]
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China A-Shares Investment Risk.  The liquidity of the A-shares market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of other markets because the Chinese government restricts the flow of capital into and out of the A-shares market. The Fund may experience losses due to illiquidity of the Chinese securities markets or delay or disruption in execution or settlement of trades. The Fund’s investments in A-shares may become subject to frequent and widespread trading halts.

In addition, Stock Connect, which is a securities trading and clearing link between the mainland China stock exchanges and the Hong Kong stock exchange, only operates on days when the Chinese and Hong Kong stock markets are each open for trading and when banks in each market are open on the corresponding settlement days. The Fund may purchase and sell A-shares through Stock Connect only on days when Stock Connect and U.S. markets are open for trading. Therefore, if it is a normal trading day for the Chinese market but Hong Kong and/or U.S. markets are closed, the Fund will not be able to trade any A-shares. The Fund may be subject to the risk of price fluctuations in A-shares on such days. The Fund is also subject to the risk that it will not be able to buy or sell A-shares in a timely manner on days when the U.S. markets are open but Stock Connect is not.

ROBO Global(R) Artificial Intelligence ETF | Artificial Intelligence Companies Risk [Member]
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Artificial Intelligence Companies Risk. The Fund invests primarily in the equity securities of Artificial Intelligence Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Artificial Intelligence Companies may have limited product lines, markets, financial resources or personnel. Securities of Artificial Intelligence Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Artificial Intelligence Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. Artificial Intelligence Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful.

ROBO Global(R) Artificial Intelligence ETF | Common Stock Risk [Member]
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Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

ROBO Global(R) Artificial Intelligence ETF | Currency Exchange Rate Risk [Member]
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Currency Exchange Rate Risk. To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

ROBO Global(R) Artificial Intelligence ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. The Fund is susceptible to operational risks through breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cybersecurity breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cybersecurity breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-adviser, as applicable, can also subject the Fund to many of the same risks associated with direct cybersecurity breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cybersecurity, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cybersecurity systems of issuers or third-party service providers.

ROBO Global(R) Artificial Intelligence ETF | Depositary Receipt Risk [Member]
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Depositary Receipt Risk. Depositary receipts are subject to the risks associated with investing directly in foreign securities. In addition, investments in depositary receipts may be less liquid than the underlying shares in their primary trading market.

ROBO Global(R) Artificial Intelligence ETF | Early Close/Trading Halt Risk [Member]
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Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

ROBO Global(R) Artificial Intelligence ETF | Emerging Markets Securities Risk [Member]
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Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

ROBO Global(R) Artificial Intelligence ETF | ESG Considerations Risk [Member]
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ESG Considerations Risk. A company may be excluded from the Index based on ESG criteria established by the Index Provider, which carries the risk that the Fund may forgo opportunities to buy certain companies when it might otherwise be advantageous to do so and may sell companies for ESG reasons when it might be otherwise disadvantageous to do so. The Index Provider’s use of ESG criteria in constructing the Index may adversely affect the Fund’s performance, as compared to funds that do not apply ESG criteria, or that apply different ESG criteria. The relevance of ESG considerations may vary across issuers, asset classes, industries, and sectors. A company’s ESG characteristics or practices, or the Index Provider’s assessment of such characteristics or practices, may shift into and out of favor depending on market, economic, or other conditions and factors, and may change over time. ESG is not a uniformly defined characteristic and applying ESG criteria involves subjective assessments. There may be significant differences in views in what constitutes positive or negative ESG characteristics of a company. The Index Provider’s ESG assessment of a company may differ from that of other funds or investors. ESG ratings and assessments of issuers can vary across third party data providers, and ESG data may be incomplete, delayed, inaccurate or unavailable, which could lead to an incorrect assessment of a company’s ESG characteristics. Data inputs may include information self-reported by companies or from third party data providers. Regulation of ESG investing in the U.S. and abroad is evolving. The impact of future regulatory change is currently unknown and could affect the construction of the Index.

ROBO Global(R) Artificial Intelligence ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

ROBO Global(R) Artificial Intelligence ETF | Geographic Investment Risk [Member]
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Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

ROBO Global(R) Artificial Intelligence ETF | Illiquid Investments Risk [Member]
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Illiquid Investments Risk. This risk exists when particular Fund investments are difficult to purchase or sell, which can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

ROBO Global(R) Artificial Intelligence ETF | Index Tracking Risk [Member]
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Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

ROBO Global(R) Artificial Intelligence ETF | Industry Concentration Risk [Member]
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Industry Concentration Risk.  Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. The list below is not a comprehensive list of the industries to which the Fund may have exposure over time and should not be relied on as such. As of August 1, 2025, the Fund was concentrated in the Software Industry.

Software Industry Risk. Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees can significantly affect companies operating in the software industry. Changing domestic and international demand, research and development costs and product obsolescence can affect the profitability of software companies. Software company stocks may experience substantial fluctuations in market price.

ROBO Global(R) Artificial Intelligence ETF | Issuer-Specific Risk [Member]
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Issuer-Specific Risk. Fund performance depends on the performance of the issuers to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

ROBO Global(R) Artificial Intelligence ETF | Large-Capitalization Company Risk [Member]
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Large-Capitalization Company Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies or the market as a whole. The securities of large-capitalization companies may also be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes.

ROBO Global(R) Artificial Intelligence ETF | Limited Authorized Participants, Market Makers and Liquidity Providers Risk [Member]
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Limited Authorized Participants, Market Makers and Liquidity Providers Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV, possibly face delisting, and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ROBO Global(R) Artificial Intelligence ETF | Management Risk [Member]
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Management Risk. Because the Fund may not fully replicate the Index, may hold fewer than the total number of securities in the Index, and may hold securities not included in the Index, the Fund is subject to management risk. This is the risk that the Adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

ROBO Global(R) Artificial Intelligence ETF | Market Risk [Member]
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Market Risk. The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

ROBO Global(R) Artificial Intelligence ETF | Micro-Capitalization Company Risk [Member]
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Micro-Capitalization Company Risk. The micro-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of micro-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

ROBO Global(R) Artificial Intelligence ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers.  As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

ROBO Global(R) Artificial Intelligence ETF | Operational Risk [Member]
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Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

ROBO Global(R) Artificial Intelligence ETF | Passive Investment Risk [Member]
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Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

ROBO Global(R) Artificial Intelligence ETF | Preferred Securities Risk [Member]
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Preferred Securities Risk. Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. In addition, preferred securities are subject to other risks such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

ROBO Global(R) Artificial Intelligence ETF | Sector Focus Risk [Member]
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Sector Focus Risk.  The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors.  While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such. As of August 1, 2025, a significant portion of the Fund consisted of companies in the Technology Sector.

Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund’s investments. The Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Fund is subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Technology Sector. The prices of the securities of companies operating in the Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

ROBO Global(R) Artificial Intelligence ETF | Small- and Mid-Capitalization Company Risk [Member]
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Small- and Mid-Capitalization Company Risk.  The small- and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

ROBO Global(R) Artificial Intelligence ETF | Trading Risk [Member]
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Trading Risk. Shares of the Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of the Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask), which is known as the bid-ask spread. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, the Fund’s shares could trade at a premium or discount to their NAV.